ORDINARY SHARES AND TREASURY STOCK	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ORDINARY SHARES AND TREASURY STOCK
ORDINARY SHARES AND TREASURY STOCK

11.    ORDINARY SHARES AND TREASURY STOCK

Ordinary shares

The Company’s original Memorandum and articles of association authorized the Company to issue 807,500 ordinary shares with a par value of US$0.0050 per share. After a share split effective on September 22, 2016, the Company’s amended Memorandum and articles of association authorized the Company to issue 403,750,000 ordinary shares with a par value of US$0.00001 per share. Each ordinary share is entitled to one vote. Immediately prior to the completion of the initial public offering on March 8, 2019, the Company was approved by the board of directors of the Company to adopt a dual class share structure, consisting of 48,700,000,000 Class A ordinary shares with a par value of US$0.00001 each, 800,000,000 Class B ordinary shares with a par value of US$0.00001 each and 500,000,000 shares undesignated with a par value of US$0.00001 each. In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.

In December, 2020, the Company entered into a securities purchase agreement with a leading global investment firm for a private placement of pre-funded warrants (the “Offering” or the “pre-funded warrants”). The net proceeds to the Company from the Offering were approximately HK$2,035.1 million (US$262.5 million). In the Offering, the Company issued pre-funded warrants to purchase 53,600,000 shares of Class A ordinary shares that were immediately exercisable and had a termination date in June 2022, at a price of US$4.89751 less a nominal exercise price of US$0.00001 per pre-funded warrant. The pre-funded warrants were equity classified because they were immediately exercisable, did not embody an obligation for the Company to repurchase its shares, and permitted the holders to receive a fixed number of common shares upon exercise. In addition, such warrants did not provide any guarantee of value or return. On June 11, 2021, the investment firm exercised these Pre-Funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

On April 24, 2021, the Company completed a public offering, issued 87,400,000 Class A ordinary shares for a total consideration of US$1,398 million (HK$10,856.5 million) after deducting the underwriting discounts and commissions and offering expenses.

11.    ORDINARY SHARES AND TREASURY STOCK (Continued)

Ordinary shares (Continued)

During the six months ended June 30, 2021 and 2022, 2,395,392 and 1,197,536 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options, nil and nil shares of Class A Ordinary Shares were issued upon vest of outstanding restricted share units under the Group’s share-based incentive plans (Note 13).

Treasury stock

On November 3, 2021, the Group’s Board of Directors approved a share repurchase program to repurchase up to US$300.0 million worth of its own American depositary shares (“ADSs”), representing its Class A ordinary shares, until December 31, 2022.

On March 10, 2022, the Group’s Board of Directors approved another share repurchase program to repurchase up to US$500.0 million worth of its own ADSs, representing its Class A ordinary shares, until December 31, 2023.

As of December 31, 2021 and June 30, 2022, the Group had repurchased an aggregate of 29,462,760 and 109,041,760 Class A ordinary shares under these share repurchase programs in the open market, at an average price of US$41.04 and US$36.70 per ADS, or US$5.13 and US$4.59 per share for a total consideration of US$151.2 million (HK$1,178.8 million) and US$500.3 million(HK$3,909.8 million), respectively.

11.    ORDINARY SHARES AND TREASURY STOCK

Ordinary shares

The Company’s original Memorandum and articles of association authorized the Company to issue 807,500 ordinary shares with a par value of US$0.0050 per share. After a share split effective on September 22, 2016, the Company’s amended Memorandum and articles of association authorized the Company to issue 403,750,000 ordinary shares with a par value of US$0.00001 per share. Each ordinary share is entitled to one vote. Immediately prior to the completion of the initial public offering on March 8, 2019, the Company was approved by the board of directors of the Company to adopt a dual class share structure, consisting of 48,700,000,000 Class A ordinary shares with a par value of US$0.00001 each, 800,000,000 Class B ordinary shares with a par value of US$0.00001 each and 500,000,000 shares undesignated with a par value of US$0.00001 each. In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.

In December, 2020, the Company entered into a securities purchase agreement with a leading global investment firm for a private placement of Pre-Funded warrants (the “Offering” or the “Pre-Funded Warrants”). The net proceeds to the Company from the Offering were approximately US$262.5 million (HK $2,035 million). In the Offering, the Company issued Pre-Funded warrants to purchase 53,600,000 shares of Class A ordinary shares that were immediately exercisable and had a termination date in June 2022, at a price of US$4.89751 less a nominal exercise price of US$0.00001 per Pre-Funded warrant. The Pre-Funded Warrants were equity classified because they were immediately exercisable, did not embody an obligation for the Company to repurchase its shares, and permitted the holders to receive a fixed number of common shares upon exercise. In addition, such warrants did not provide any guarantee of value or return. On June 11, 2021, the investment firm exercised these Pre-Funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

On April 24, 2021, the Company completed a public offering, issued 87,400,000 Class A ordinary shares for a total consideration of US$1,398 million (HK$10,856.5 million) after deducting the underwriting discounts and commissions and offering expenses.

11.    ORDINARY SHARES AND TREASURY STOCK (Continued)

Ordinary shares (Continued)

Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On August 16, 2022, 64,000,000 shares of Class B ordinary shares were converted to the same number of Class A ordinary shares.

During the nine months ended September 30, 2021 and 2022, 4,192,000 and 1,475,848 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options, nil and 134,700 shares of Class A Ordinary Shares were issued upon vest of outstanding restricted share units under the Group’s share-based incentive plans (Note 13).

Treasury stock

On November 3, 2021, the Group’s Board of Directors approved a share repurchase program to repurchase up to US$300.0 million worth of its own American depositary shares (“ADSs”), representing its Class A ordinary shares, until December 31, 2022.

On March 10, 2022, the Group’s Board of Directors approved another share repurchase program to repurchase up to US$500.0 million worth of its own ADSs, representing its Class A ordinary shares, until December 31, 2023.

As of December 31, 2021 and September 30, 2022, the Group had repurchased an aggregate of 29,462,760 and 110,839,528 Class A ordinary shares under these share repurchase programs in the open market, at an average price of US$41.04 and US$36.74 per ADS, or US$5.13 and US$4.59 per share for a total consideration of US$151.2 million (HK$1,178.8 million) and US$508.7 million(HK$3,975.2 million), respectively.